FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS: (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010
Liabilities
Principal carrying amount	$ 1,687.7		$ 2,161.0
2014 Notes
Liabilities
Fair Value	531.5		547.6
Principal carrying amount	524.1	524.1	534.7
Recurring basis | Fair value
Assets
Cash equivalents	154.7		154.5
Government securities	0.9
Total assets at fair value	155.6		154.5
Liabilities
Interest rate swaps	2.2		19.5
Foreign exchange contracts			0.5
Total liabilities at fair value	2.2		20.0
Recurring basis | Level 1
Assets
Cash equivalents	154.7		154.5
Government securities	0.9
Total assets at fair value	155.6		154.5
Recurring basis | Level 2
Liabilities
Interest rate swaps	2.2		19.5
Foreign exchange contracts			0.5
Total liabilities at fair value	$ 2.2		$ 20.0